Vessel Charters - Additional Information (Details)	1 Months Ended	6 Months Ended
	Feb. 29, 2016	Jun. 30, 2017 USD ($) vessel	Dec. 31, 2019 USD ($)	Dec. 31, 2016 USD ($) vessel
Capital Leases and Operating and Direct Finance Leases [Line Items]
Sale leaseback arrangement period, lessee	10 years
LNG
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of capital leased assets | vessel		3
Number of vessels with secured financing | vessel		5
Number of vessels | vessel		8
Capital lease obligation | $		$ 172,600,000
Suezmax Tankers
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of capital leased assets | vessel		2
LNG Carriers | LNG
Capital Leases and Operating and Direct Finance Leases [Line Items]
Sale leaseback amount | $		$ 737,000,000
Teekay Tangguh Joint Venture
Capital Leases and Operating and Direct Finance Leases [Line Items]
Guarantee obligation | $		$ 7,300,000		$ 7,500,000
Awilco
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of vessels | vessel				2
Awilco | Forecast | Minimum
Capital Leases and Operating and Direct Finance Leases [Line Items]
Deferred lease per day per vessel | $			$ 10,600
Awilco | Forecast | Maximum
Capital Leases and Operating and Direct Finance Leases [Line Items]
Deferred lease per day per vessel | $			$ 20,600
Teekay Tangguh Joint Venture
Capital Leases and Operating and Direct Finance Leases [Line Items]
Partnership owns percentage in joint venture		69.00%